SCHEDULE OF INTEGRATED CROSS BORDER LOGISTICS REVENUE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue, Major Customer [Line Items]
Revenues	$ 15,116,783	$ 16,872,539	$ 19,444,182
Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration Risk Percentage	100.00%	100.00%	100.00%
AUSTRALIA
Revenue, Major Customer [Line Items]
Revenues	$ 13,151,359	$ 14,985,267	$ 17,860,666
AUSTRALIA | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration Risk Percentage	87.00%	88.80%	91.90%
NEW ZEALAND
Revenue, Major Customer [Line Items]
Revenues	$ 1,965,424	$ 1,887,272	$ 1,583,516
NEW ZEALAND | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration Risk Percentage	13.00%	11.20%	8.10%